As filed on May 6, 2003
                                            Registration Nos. 33-10754, 811-4933

                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Pre-Effective Amendment No.     [ ]

                       Post-Effective Amendment No. 25 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                        Amendment No. 27               [X]

                        (Check appropriate box or boxes.)

                      COMMONWEALTH CASH RESERVE FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                  P.O. BOX 1192
                          RICHMOND, VIRGINA 23209-1192
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-338-3383
               Registrant's Telephone Number, including Area Code

                                JEFFREY A. LAINE
                                38 COHASSET LANE
                          CHERRY HILL, NEW JERSEY 08003
                     (Name and Address of Agent for Service)

                                    COPY TO:
                                 BARBARA L. FAVA
                            PFM ASSET MANAGEMENT, LLC
                          ONE KEYSTONE PLAZA, SUITE 300
                           NORTH FRONT & MARKET SREETS
                            HARRISBURG, PA 17101-2044

                                        &

                             LAURA A. CORSELL, ESQ.
                             1400 N. PROVIDENCE ROAD
                                 MEDIA, PA 19063
                         ------------------------------

Approximate Date of Proposed Public Offering

     It is proposed that this filing will become effective
     (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b)

     [ ]  on (date) pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

     If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CCRF[LOGO]FEDERAL PORTFOLIO                        CCRF FEDERAL PORTFOLIO
Prospectus Dated May 9, 2003                ------------------------------------
                                            COMMONWEALTH CASH RESERVE FUND, INC.
                                                       P.O. BOX 1192
                                               RICHMOND, VIRGINIA 23209-1192
                                                       1-800-338-3383

The CCRF Federal Portfolio ("Federal Portfolio" or the "Fund") is a money market fund designed to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations.

PFM Asset Management LLC. ("PFM Asset Management" or the "Adviser") serves as the Fund's investment adviser.

--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

RISK AND RETURN SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Federal Portfolio is a money market fund. The Fund seeks to provide its shareholders with as high current income as is consistent with stability, safety of principal and liquidity and to maintain a stable net asset value of $1.00 per share. To do so, the Federal Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities that have remaining maturities of thirteen months or less.

The Fund invests exclusively in obligations of the United States Government, its agencies and instrumentalities ("U.S. Government Obligations"); repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in such U.S. Government Obligations and repurchase agreements.

PRINCIPAL RISKS

As in the case of any money market fund investment, an investment in the Federal Portfolios is subject to three basic risks.

First, an investment in the Federal Portfolio is subject to "interest rate risk" -- the chance that falling short-term interest rates will cause income earned by the Federal Portfolio to decline. A second risk is "management risk" -- the possibility that securities selected by PFM Asset Management, in its capacity as the investment adviser for the Federal Portfolio, will cause the Fund to under perform other money market funds with similar investment strategies.

Finally, the Federal Portfolio is subject to "credit risk" -- the risk that the issuer of a security held by the Fund will fail to pay interest and principal in a timely manner.

Although the Federal Portfolio is permitted to invest only in U.S. Government obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in such instruments, an investment in the Federal Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and it is possible to lose money by investing in the Federal Portfolio.

ANNUAL EXPENSES FOR THE FEDERAL PORTFOLIO.


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Federal Portfolio has not completed a full year of operations, the information shown is based on estimates of those expenses the Federal Portfolio is expected to incur, , without taking into account any fees that may be waived by the various organizations that provide services to the Federal Portfolio. Note, however, that the figure shown as "Total Fund Operating Expenses" reflects the Adviser's agreement to waive its fees and/or reimburse the operating expenses of the Federal Portfolio to the extent necessary to cap the operating expenses of the Federal Portfolio at the level shown.

     Management Fees (1)                                                   0.17%
     12b-1 Fees (2)                                                        0.02%
     Other Expenses                                                        0.06%
                                                                           -----
     TOTAL FUND OPERATING EXPENSES (BEFORE ADVISER'S EXPENSE CAP)          0.25%

     TOTAL FUND OPERATING EXPENSES FOR THE FEDERAL PORTFOLIO
     (AFTER GIVING EFFECT TO ADVISER'S EXPENSE CAP)                       00.15%


(1) Figures shown under the heading "Management Fees" include both advisory and administration fees payable to the Adviser. The Adviser has entered into an agreement pursuant to which it will waive its fee and/or reimburse the Federal Portfolio for expenses to the extent necessary to maintain an overall expense ratio of 0.15% or less during the first fiscal year following the commencement of the Portfolio's operations.

(2)  Expenses  associated  with  the  distribution  of  shares  of  the  Federal
     Portfolio include expenses associated with the plan of distribution relating to the Federal Portfolio. Under that plan, distribution related expenses paid by the Fund may not exceed .25% of the Fund's average daily net assets.

EXPENSE EXAMPLE

This example allows you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It is based on the following assumptions:
$10,000 initial investment; 5% total return on your investment each year; Fund operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.

          Term             Expense
          ----             -------
          1 year             $25
          3 years            $79

This example should not be considered a representation of past or future expenses. Actual expenses may be greater than or less than those shown.

INVESTMENT OBJECTIVE AND POLICIES

The objective of the Fund is to provide its shareholders with as high current income as is consistent with stability, safety of principal and liquidity. This objective may not be changed without the approval of the Fund's outstanding voting securities.

To achieve its investment objective, the Fund is permitted to purchase the instruments described in this Prospectus. The Fund will invest only when PFM Asset Management is satisfied that the credit risk presented by any investment is minimal. Detailed information about the Fund's investment policies is included in the Statement of Additional Information.

OBLIGATIONS OF THE UNITED STATES GOVERNMENT. These are U.S. Treasury bills, notes and bonds, and securities issued, sponsored or unconditionally guaranteed as to payment of principal and interest by the United States or any agency of the United States. Examples of agencies of the United States include the Federal National Mortgage Association, Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association.

REPURCHASE AGREEMENTS. The Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or obligations of the U.S. government as described previously. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

SPECIAL INFORMATION ABOUT CASH MANAGEMENT FOR MUNICIPALITIES AND INSTITUTIONS

Suitable for a range of institutional investors, the Federal Portfolio's investment objectives and strategies are consistent with the special cash management needs of institutions, such as universities, hospitals, and not-for-profit organizations, as well as municipalities, other governmental agencies and political subdivisions (collectively, "governmental units") that must manage investments conservatively so as to assure the ability to meet changing cash flow needs. Governmental units that, like the Fund, are located in Virginia, should note that the Fund invests only in those instruments in which such governmental units are permitted to invest directly under Sections 2.2-4501 through 2.2-4510 of the Code of Virginia, and that the Fund also meets the investment restrictions for sinking funds under section 2.2-4500 of the Code of Virginia. Specialized cash management features are also available through the Fund, including the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, and assistance in complying with specialized accounting and record keeping required under certain provisions of the Internal Revenue Code (the "IRS Code"), such as the IRS Code's arbitrage rebate provisions.

VALUATION

The Fund values its portfolio based on the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission ("SEC"). Under this method, the Fund's shares are normally valued at $1.00 per share. The amortized cost method permits the Fund to establish the value of each security held in the Fund's portfolio based on its cost to the Fund and to assume a constant amortization rate to maturity of any discount or premium. Accordingly, this valuation method does not reflect the impact of fluctuating interest rates on the market value of the security. Using this method, the Fund determines the net asset value of its portfolio as of 12:00 noon, Eastern Time, Monday through Friday exclusive of Federal holidays, except Good Friday (a "Business Day"). The Fund's net asset value per share -- the price at which shares of the Fund are purchased and redeemed -- is determined by dividing the value of the net assets of the Fund by the total number of shares outstanding.

MANAGEMENT OF THE FUND

The Federal Portfolio is one of two separate money market portfolios offered by Commonwealth Cash Reserve Fund, Inc. ("Corporation"). The Corporation's Board of Directors has overall responsibility for the business and affairs of each of the separate money market portfolios offered by the Corporation, including oversight of those organizations retained by the Board of Directors to provide investment advisory, administration and distribution services to the Federal Portfolio. These organizations are described below. In addition, the Board of Directors has appointed an Advisory Board. Members of the Advisory Board are not permitted to serve on the Corporation's Board of Directors or serve as officers of the Corporation. Members of the Advisory Board may, however, be employees of institutions or governmental units that are shareholders of the Federal Portfolio or another investment portfolio offered by the Corporation. . The function of the Advisory Board is to consult with and advise the Board of Directors as to matters relating to the business of the Corporation, the Federal Portfolio or any other investment portfolio offered by the Corporation; the
Advisory Board does not have the authority to bind the Corporation. The Statement of Additional Information sets forth the identity and other information about the Fund's Board of Directors and members of the Advisory Board. Please refer to further information set forth in this prospectus under the heading "History of the Fund" and in the Statement of Additional Information relating to the Fund.

INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS

PFM Asset Management, the principal offices of which are located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser for the Federal Portfolio pursuant to the terms of an advisory agreement relating to the Fund ("Advisory Agreement"). PFM Asset Management, an investment adviser registered under the Investment Advisers Act of 1940, is under common ownership with Public Financial Management, Inc. ("PFM").

In the aggregate, PFM Asset Management and PFM have acted as financial advisers and/or investment advisers to more than 1,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. With more than $11 billion in funds under management, these companies provided their clients with financial, investment advisory, and cash management services. PFM Asset Management has, since August 1, 2002, also served as investment adviser for Commonwealth Cash Reserve Fund ("CCRF Portfolio"), a separate money market investment portfolio offered by the Corporation; prior to that date, PFM was the investment adviser to this portfolio.

Under the Advisory Agreement, PFM Asset Management is responsible for providing a continuous investment program and computing net asset value for the Fund, as well as maintaining the Fund books of account and related records. All expenses incurred by PFM Asset Management in connection with the provision of such services to the Fund will be paid by PFM Asset Management other than the cost of securities (including brokerage commissions, if any) purchased by the Fund. As compensation for its services under the Advisory Agreement, PFM Asset Management is entitled to receive from the Federal Portfolio an annual fee, based on the average daily net assets of the Federal Portfolio. The fee is accrued daily and payable monthly, in accordance with the following schedule:

          For the first $200 million of assets                   .12 of 1%
          For assets over $200 up to $400 million                .10 of 1%
          For assets over $400 million up to $600 million        .09 of 1%
          For assets over $600 million                           .08 of 1%

The Adviser has entered into an agreement pursuant to which it will waive its fee and/or reimburse the Federal Portfolio for expenses to the extent necessary to maintain an overall expense ratio of 0.15% or less during the first fiscal year following the commencement of the Portfolio's operations.

PFM Asset Management also provides certain administrative services to the Fund pursuant to the terms of an administration agreement ("Administration Agreement") relating to the Federal Portfolio. Under (the Administration Agreement, PFM Asset Management provides all necessary administrative services, other than those relating to the Fund's investment portfolio and the maintenance of its accounting books and records. The Administration Agreement requires PFM Asset Management to provide office space and facilities, equipment and personnel necessary for the operation of the Fund, (including the payment of all compensation of those of the Fund's Directors, officers and employees who are affiliated persons of the Adviser); oversee the preparation of tax returns, reports to shareholders and the Board of Directors, and filings with the SEC and state "Blue Sky" authorities; and coordinate the activities of other service providers. As compensation for its services under the Administration Agreement, PFM Asset Management is entitled to a fee, accrued daily and payable monthly, at the annual rate of 0.05% of the Fund's average daily net assets. In addition, PFM Asset Management serves as the Fund's transfer agent under the terms of a transfer agency agreement ("TA Agreement") relating to the Federal Portfolio. For these services, PFM Asset Management is entitled to reimbursement of out-of-pocket expenses incurred in performing its duties under the TA Agreement but is not otherwise compensated for services provided under that Agreement

Unless expressly assumed by PFM Asset Management under the agreements discussed above or by the Distributor (see below) all expenses incurred in the operation of the Federal Portfolio are paid by the Fund, including but not limited to, legal and audit expenses, fees and expenses of the Fund's custodian, certain costs associated with the distribution of shares of the Federal Portfolio, fees associated with the registration of the Fund's shares Federal and state securities laws, and interest, taxes and other non-recurring expenses, including litigation. The Federal Portfolio also bears the cost of the preparation and setting in type of its prospectuses and reports to shareholders and the costs of printing and distributing those copies of such prospectuses and reports sent to shareholders.

DISTRIBUTOR AND OTHER SERVICE PROVIDERS

Shares in the Fund are offered on a continuous basis through Commonwealth Financial Group, Inc. ("Distributor"), pursuant to the terms of a Distribution Agreement between the Distributor and the Corporation Fund and a Distribution Plan (the "Plan" or ("Rule 12b-1 Plan"). Under the Plan, the Corporation is authorized to reimburse the Distributor for expenses associated with activities that are primarily intended to result in the sale of shares of the Federal Portfolio and to make certain other payments to broker-dealers in connection with other distribution, administrative and shareholder servicing activities. Pursuant to the Distribution Agreement, and as contemplated under the Rule 12b-1 Plan, the Distributor serves as the Fund's principal underwriter and, for its services, is entitled to receive an annual fee, based on the level of aggregate assets of the Corporation's two investment portfolios in accordance with the following schedule:

          For the first $100 million of assets                       $12,000
          For assets over $100 to $200 million                       $18,000
          For assets over $200 million to $300 million               $24,000
          For assets over $300 million to $400 million               $30,000
          For assets over $400 million to $500 million               $36,000
          For assets over $500 million to $600 million               $42,000
          For assets over $600 million to $700 million               $48,000


Expenses associated with the Distribution Agreement will be allocated between the Corporation's investment portfolios on a pro-rata basis, subject to the review of the Board at each of its quarterly meetings. The Distributor has voluntarily agreed to waive that portion of the fee to which it would otherwise been entitled under the Distribution Agreement that exceeds $1,000 per month.


It is important to note that (i) payments under the 12b-1 Plan (including reimbursement of expenses, if any) may not exceed .25% of its average daily net assets in any year; and (ii) as noted in the Expense Table that appears in this prospectus and under the heading "Investment Advisory and Administrative Arrangements", the Adviser has entered into an agreement pursuant to which it will waive its fee and/or reimburse the Federal Portfolio for expenses to the extent necessary to maintain an overall expense ratio of 0.15% or less during the first fiscal year following the commencement of the Portfolio's operations. See the Statement of Additional Information for further information. Jeffrey A. Laine, President and a Director of the Fund, is the President and sole shareholder of the Distributor.

All funds are deposited with Wachovia Bank, N.A., and securities are held by State Street Bank as Custodian.

HOW TO PURCHASE AND REDEEM SHARES OF THE FUND

PURCHASES

Shares of the Federal Portfolio are offered on a continuous basis at the Net Asset Value next determined after an order is entered and deemed effective on the basis described below under "When Shares Are Purchased and Dividends Declared and Paid." There is no sales charge. Investments may be made in any amount. Shares may be purchased through the Transfer Agent or the Distributor. Shares of the Fund are available to institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations ("Investors").

OPENING ACCOUNT(S)

A properly completed application (the "Application") must be sent to the Transfer Agent at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044 upon opening a new account. A properly completed Application must be received by the Fund before a redemption request will be honored.

INITIAL INVESTMENTS MAY BE MADE IN EITHER OF TWO CONVENIENT WAYS:

1. BY MAIL. Payment may be made by check, money order, Federal Reserve draft, or negotiable bank draft payable to the order of the Fund for your account and mailed to:

                             CCRF Federal Portfolio
                  c/o PFM Asset Management LLC, Transfer Agent
                          One Keystone Plaza, Suite 300
                          North Front & Market Streets
                            Harrisburg, PA 17101-2044

2. BY WIRE. Payment may be wired in Federal Funds (money credited to a bank account with a Federal Reserve Bank) to the Fund's Custodian via the Custodian's Correspondent bank. To insure prompt and proper crediting to its account, an Investor choosing to place money in the Fund by wire should telephone the Transfer Agent in advance at 1-800-338-3383. The Investor should instruct its bank to wire funds to:

                                  Wachovia Bank
                               Richmond, Virginia
                                 ABA# 051000253
                      for credit to CCRF Federal Portfolio

                              Account No 1841422653


ADDITIONAL INVESTMENTS

Additional investments may be made in any amount after an account has been established by simply mailing directly to the Transfer Agent (at the address indicated above under "By Mail") a check, money order or negotiable bank draft, made payable to the Fund, or by wiring funds (to the address indicated above under "By Wire") after calling the Transfer Agent in advance, as described above. In each case, the Investor should indicate its name and the account number to insure prompt and proper crediting of the account.

WHEN SHARES ARE PURCHASED AND DIVIDENDS DECLARED AND PAID

The Fund seeks to be as fully invested as possible at all times to achieve high income. As the Fund will be investing in instruments that normally require same day payment in Federal Funds, the Fund has adopted certain procedures for the convenience of investors and to insure that the Fund has investable funds available to it.

Payments which are "accepted" before 12:00 noon, Eastern Time, on any Business Day and which are received in or converted to Federal Funds on that Business Day will be invested in shares (i.e., the purchase order will be effective) at the Net Asset Value per share calculated on that day. Payments which are "accepted" after 12:00 noon, Eastern Time on any Business Day will be invested in shares at the Net Asset Value per share as of the next Business Day. In order for the purchase order to be accepted, the Fund must have received an acknowledged notification (written or verbal) and completed registration forms and payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Custodian. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Custodian. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Dividends are declared starting on the day the purchase order is effective and are not accrued on the day on which the shares are redeemed. All dividends will be invested in additional shares of the Fund unless specific instructions are received to pay dividends in cash.

CONFIRMATIONS

All purchases of shares will be confirmed and credited to the Investor in an account maintained by the Fund in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). Share certificates will not be issued. The Fund reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

REDEMPTIONS

The Fund provides day to day liquidity on any Business Day. Investors may withdraw their investment, in whole or in part, on any Business Day after receipt by the Fund in the proper form (i.e., use of one of the redemption methods described below) of a redemption request. Except for shares recently purchased by check, as discussed below, there is no minimum time period for any investment in the Fund. There are no redemption fees or withdrawal penalties. A completed Application must have been received by the Fund before redemption requests of any kind will be honored.

CONVENIENT REDEMPTION METHODS

An Investor has the flexibility of three redemption methods for easy and convenient access to the Fund. Under the first two methods, for security reasons, cash proceeds from redemptions are sent by the Fund only to the predesignated bank account(s) of the Investor. Such payments will be wired to the Investor's predesignated bank account in accordance with the Investor's instructions.

1. BY MAIL. Redemptions may be requested by a letter of instruction signed by an authorized signatory or signatories of the Investor, from the Investor indicating the account number, amount to be redeemed, and payment directions sent to:

                             CCRF Federal Portfolio
                  c/o PFM Asset Management LLC, Transfer Agent
                          One Keystone Plaza, Suite 300
                          North Front & Market Streets
                            Harrisburg, PA 17101-2044

The mailed redemption should contain the following information:

*    Account Number.

* Dollar amount or number of shares to be redeemed or a statement that all of the shares are to be redeemed. Payment instructions (redemption proceeds will be wired to an Investor's bank account designated by the Investor in the Application and specified in the redemption request).

*    Authorized signatures of the Investor.

2. BY TELEPHONE. The Fund will accept telephone requests for redemption for payment to predesignated bank accounts. Such requests must be made by an authorized person. The account number and amount to be redeemed must be supplied by the Investor. To redeem by telephone call: 1-800-338-3383.

If the telephone call is received prior to 12:00 noon, Eastern Time, funds will be wired to the Investor's designated account on that same Business Day. Requests received after 12:00 noon will be processed on the next day that Net Asset Value is determined. Funds will remain invested in the Fund until the day that they are wired. The commercial bank account information supplied to the Fund must be in the exclusive name of the Investor. The Investor may at any time change or add designated bank accounts by completing and returning a form available from the Fund.

3. BY REDEMPTION CHECK. Wachovia Bank will provide each Investor, upon request and without charge, with a book of redemption checks. An Investor wishing to use this redemption check procedure should notify the Fund or so indicate on the Application and will thereupon be issued redemption checks for this purpose. Redemption checks may be signed only by those authorized on the Application.

The Investor will be subject to applicable rules and regulations, but there is no charge to the Investor for the maintenance of this redemption check writing privilege or for the clearance of any redemption checks. An Investor may have a redemption checking privilege for each separate account. When a redemption check is presented to Wachovia Bank for payment, the Transfer Agent will cause the Fund to redeem a sufficient number of full and fractional shares in the Investor's account to cover the amount of the redemption check. The redemption check procedure enables the Investor to continue receiving dividends on those shares which are equal to the amount being redeemed by the redemption check until such time that the redemption check is presented to the Custodian for payment.

An Investor should be certain that adequate Fund shares (which were not recently purchased by check) are in the account to cover the redemption check. See "Redemption Procedures" below for special requirements as to Fund shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Fund or the Custodian upon notice to shareholders.

REDEMPTION PROCEDURES

Redemption of shares will occur at the next determined Net Asset Value following the receipt of a request for redemption in proper form (as discussed above in "Convenient Redemption Methods") by the Fund. If received before 12:00 noon, a redemption request will normally be processed on the day it is received and except as set forth below, no more than seven days after a proper request for redemption is received. Redemption requests for shares purchased by a check (irrespective of whether the check is a regular check, cashier's or official bank check) within the prior fifteen days will be processed as stated above; however, payment of redemption proceeds relating to shares purchased by check within fifteen days of the date on which the redemption request was received may be delayed by the Fund until a determination is made that the check given in purchase has cleared, which may be up to fifteen days from the purchase date. Using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases can eliminate possible delays in redemptions.

If the Board of Directors of the Fund determines that it would be detrimental to the best interest of the remaining investors to make payment wholly in cash, the Fund may pay the redemption price from the portfolio of the Fund, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. It should be noted that the management of the Fund considers the prospect highly remote that the Fund would redeem shares using this "in kind" provision.

DIVIDEND, TAX AND RELATED INFORMATION

DIVIDENDS

All of the Fund's net income will be declared daily as dividends and are paid monthly, on the last business day of each month in additional shares at the Net Asset Value (ordinarily $1.00 per share). The Fund's earnings for Saturdays, Sundays and holidays are declared on the previous business day. All dividends will be invested in additional shares of the Fund unless specific instructions are received to pay dividends in cash. Each shareholder will receive, on a monthly basis, a summary of his account(s), including information on dividends declared during the month and the shares credited to the account(s) through reinvestment of dividends. A shareholder who redeems all his shares receives on the next dividend payment date the amount of all dividends declared for the month to the date of redemption.

Daily dividends will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the Net Asset Value and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Fund's yield), less the estimated expenses of the Fund and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Fund's shares may fluctuate.

TAXES

The Fund has qualified and expects to remain qualified under Subchapter M of the IRS Code ("Subchapter M"). If the Fund so qualifies, it will not pay federal income taxes on earnings it distributes. If the Fund has any net long-term capital gains it intends to pay a capital gains distribution in accordance with the timing requirements imposed by the Subchapter M.

Dividends of net investment income and distributions of net realized capital gains (except to the extent reduced by capital losses to the shareholder) are taxable to shareholders (except tax-exempt shareholders) whether they are received in cash or reinvested in shares of the Fund. Shareholders will be notified annually as to the federal tax status of dividends or distributions paid. Redemptions of Fund shares may result in taxable gain to the redeeming shareholder if the redemption proceeds exceed the shareholder's adjusted basis for the redeemed shares.

Federal income tax law requires the Fund to withhold tax at the then current rate from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not properly furnished a certified correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain federal tax considerations relating to taxation of the Fund and its shareholders. The summary does not discuss all aspects of federal income taxation that may be relevant to a particular shareholder based upon the shareholder's particular investment circumstances or to certain types of shareholders subject to special treatment under the federal income tax laws. It does not discuss any aspect of state, local or foreign tax laws. Prospective shareholders should consult their tax advisors with respect to the effects of investment in the Fund on them.

REPORTS TO SHAREHOLDERS; INDEPENDENT AUDITORS

Shareholders will receive annual reports containing financial statements audited by independent auditors and semi-annual reports containing unaudited statements. In addition, the Fund provides for each Investor account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information on request.

Ernst & Young LLP currently serves as the Fund's independent auditors.

HISTORY OF THE FUND

The Federal Portfolio is one of two investment portfolios authorized by the Board of the Corporation. The Corporation was organized under the laws of the Commonwealth of Virginia on December 8, 1986. Interests in the Fund are represented by shares of common stock that entitle their holders to a pro rata interest in the assets of the Fund; interests in the Corporation's second investment portfolio are represented by a separate series of common stock.

The Corporation is classified as an open-end, "no load," diversified, series, registered investment company. "Open-end" means that the Fund is continuously available for investment or redemption. "No load" means that there is no sales charge at any time for either purchases or redemptions of Fund shares (although the Fund has a distribution plan). "Diversified" means that the Fund meets certain diversification requirements set forth in the Investment Company Act of 1940. "Series" means that the Corporation is authorized to offer additional investment portfolios in the future, each of which will be treated for investment purposes as a separate investment company. "Registered" means that it is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and must conform with various organizational and operational standards.

                              FINANCIAL HIGHLIGHTS

Because the Fund has not completed a full year of operations, financial information about the Fund, including performance history, is not included in this prospectus.

--------------------------------------------------------------------------------
                         Application to Open an Account
--------------------------------------------------------------------------------

CCRF Federal Portfolio
c/o PFM Asset Management LLC, Transfer Agent
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, PA  17101-2044

                                             Dated: ___________________, 20_____

The undersigned Investor hereby applies for shares of CCRF Federal Portfolio. (the "Fund").

By execution of this form, which may be in confirmation of verbal information already given, the Investor represents and warrants that the Investor has the full power and authority to make investments, that the assets being invested are not subject to any restrictions under an indenture or other agreement that prohibits investment in the Fund, and that the funds invested are of a type authorized for this investment as described in the Prospectus. The persons signing on behalf of an investor warrant that they are authorized to make investments on behalf of the Investor. All persons signing represent that they have received and read the Fund's current Prospectus. The Investor appoints PFM Asset Management LLC as Transfer Agent to record the receipt of dividends and distributions and arrange for automatic reinvestment, and appoints State Street Bank and its agents as Custodians, to hold all instruments and money owned by the Investor in the Fund and to receive interest and other income thereon.

The establishment of this account is subject to acceptance by the Fund and is subject to the conditions under "How To Invest In The Fund" and "How To Redeem The Investment" and other provisions contained in the Prospectus.


----------------------------------
Authorized Signature


----------------------------------
Title

For Account Service and Redemption: Call 1-800-338-3383

--------------------------------------------------------------------------------
                            Shareholder Information
--------------------------------------------------------------------------------
Legal Name
--------------------------------------------------------------------------------
Street Address
--------------------------------------------------------------------------------
City                                    State                      ZIP
--------------------------------------------------------------------------------
Primary Contact Name                         Title
--------------------------------------------------------------------------------
Phone Number                                 Fax Number
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Secondary Contact Name                       Title
--------------------------------------------------------------------------------
Phone Number                                 Fax Number
--------------------------------------------------------------------------------
Send Account Statements and Confirms to:
--------------------------------------------------------------------------------
Street Address
--------------------------------------------------------------------------------
City                                    State                      ZIP
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Send Duplicate Account Statements to:
--------------------------------------------------------------------------------
Street Address
--------------------------------------------------------------------------------
City                                    State                      ZIP
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Deposit Information
--------------------------------------------------------------------------------
Method of Investment:
--------------------------------------------------------------------------------
     Check Enclosed. Make check payable to: CCRF Federal Portfolio
--------------------------------------------------------------------------------
     Wired Funds. Wire funds to:        Wachovia Bank
                                        Richmond, Virginia
                                        ABA #051000253

                                        For credit to CCRF Federal Portfolio
                                        Account Number 1841422653

--------------------------------------------------------------------------------
Initial Deposit Amount
--------------------------------------------------------------------------------
Name of Bank Wiring Funds
--------------------------------------------------------------------------------
Bank Address
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Taxpayer Identification Number (TIN)
--------------------------------------------------------------------------------

If the information required by this section is not provided, Backup Withholding at the then applicable rate of taxable dividends, capital gains distributions and proceeds of redemptions and exchanges will be imposed under federal tax regulations.
--------------------------------------------------------------------------------
ENTER YOUR TIN (Social Security number
of individuals or employer I.D. number            ------------------------------
of entities, including corporations,              ------------------------------
partnerships, estates and trusts):
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Check all applicable boxes:   I have not been notified by the IRS that I am
                              currently subject to Backup Withholding.
--------------------------------------------------------------------------------
                              I am an exempt recipient.
--------------------------------------------------------------------------------
                              I am neither a citizen nor a resident of the
                              United States.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Signature Authorization
--------------------------------------------------------------------------------

PFM Asset Management LLC is hereby authorized to act as agent for the recorded owner of the shares in effecting purchases and redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the recorded owner of such shares, including redemptions, if any, made by Redemption Check. PFM Asset Management LLC shall be liable only for its own negligence and not for the default or negligence of its correspondents, or for losses in transit.

Under penalties of perjury, I (we) certify that the information provided in the TIN section of this application is true, correct and complete.

I (we) certify to my (our) capacity to act in behalf of the entity named above, to invest, and if applicable, to open a checking account based on shares of the Fund.

--------------------------------------------------------------------------------
Name (Please print)                   Title               Signature
--------------------------------------------------------------------------------
Name (Please print)                   Title               Signature
--------------------------------------------------------------------------------
Name (Please print)                   Title               Signature
--------------------------------------------------------------------------------
Name (Please print)                   Title               Signature
--------------------------------------------------------------------------------
Number of signatures required for
redemption requests
--------------------------------------------------------------------------------
Name of Investor, Trustee or other Fiduciary
--------------------------------------------------------------------------------
Signature of Applicant                                    Date
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Withdrawal Instructions
--------------------------------------------------------------------------------
     CHECK REDEMPTION. Please establish a Redemption Checking Account at Wachovia Bank and send us a supply of Redemption Checks. We understand this checking account will be subject to the rules and regulations of Wachovia Bank pertaining thereto, as amended from time to time, except that there will be no service fees or other charges imposed on the Investor. We understand that checks may only be signed by those persons authorized on this Application.
--------------------------------------------------------------------------------
     WIRE TRANSFER TO PREDESIGNATED BANKS. Redemption by wire transfer is requested. Wachovia Bank is authorized to honor telephonic or written instructions without signature guarantees from any person for redemption of any or all Fund shares so long as redemption proceeds are transmitted to one of the accounts identified below.
================================================================================
Bank Name                                              Bank's ABA
                                                       Routing Number
--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same as
that in which the Fund shares are recorded
--------------------------------------------------------------------------------
Account Number

================================================================================
Bank Name                                              Bank's ABA
                                                       Routing Number
--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same as
that in which the Fund shares are recorded
--------------------------------------------------------------------------------
Account Number

================================================================================
Bank Name                                              Bank's ABA
                                                       Routing Number
--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same as
that in which the Fund shares are recorded
--------------------------------------------------------------------------------
Account Number

================================================================================

FOR MORE INFORMATION

Additional information about the Federal Portfolio and the securities it invests in can be found in the Statement of Additional Information ("SAI"). The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.

When available, you can get free copies of the semi-annual and annual reports from the Fund. You can obtain a free copy of the SAI, request other information and get answers to your questions by calling the Fund at 800-338-3383 or by writing to CCRF Federal Portfolio, P.O. Box 1192, Richmond, VA 23209-1192.

To invest or make additional deposits in the Fund, to redeem shares, or for yield information or general account inquires, contact the Fund's Transfer Agent at 800-338-3383.

To request new account applications or to invest in the Fund, please contact the Fund's Distributor, Commonwealth Financial Group, Inc. at (856) 751-5220.

You can review and copy the Fund's reports and SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You can get text-only copies of these documents:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, calling 202-942-8090, or by electronic request to: publicinfo@sec.gov.

o    Free from the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File number is 811-4933.

CCRF Federal Portfolio
Prospectus

TABLE OF CONTENTS

SECTION                                                                     PAGE

Risk and Return Summary                                                        2

Investment Objectives and Principal Investment Strategies                      2

Principal Risks                                                                2

Performance                                                                    2

Fund Expenses                                                                  2

Investment Objective and Policies                                              3

Special Information About Cash Management For Municipalities
  and Institutions                                                             3

Valuation                                                                      4

Management of the Fund                                                         4

Investment Advisory and Administrative

Arrangements                                                                   4

Distributor and Other Service Providers                                        5

How to Purchase and Redeem Shares of the Fund                                  5

Dividend, Tax and Related Information                                          8

History of the Fund                                                            9

Financial Highlights                                                           9

For More Information                                                  Back Cover


CCRF[LOGO]FEDERAL PORTFOLIO

INVESTMENT ADVISER
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 117101-2044

DISTRIBUTOR
Commonwealth Financial Group, Inc.
38 Cohasset Lane
Cherry Hill, New Jersey 08003

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

ADMINISTRATOR AND TRANSFER AGENT
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

COUNSEL
McGuireWoods LLP
One James Center
901 E. Cary Street
Richmond, Virginia 23219

CCRF[LOGO]FEDERAL PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                             CCRF FEDERAL PORTFOLIO
                      COMMONWEALTH CASH RESERVE FUND, INC.
                                  P.O. BOX 1192
                          RICHMOND, VIRGINIA 23209-1192
                                 1-800-338-3383


This Statement of Additional Information ("Statement of Additional Information") relates to shares of CCRF Federal Portfolio ("Federal Portfolio" or the "Fund"), a series of shares issued by Commonwealth Cash Reserve Fund, Inc. ("Corporation"). It is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus relating to the Federal Portfolio ("Prospectus") , dated May 9, 2003. This Statement of Additional Information contains more detailed information about the Fund and the Corporation than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which can be obtained from the Fund at the address and telephone number printed above or from the Fund's distributor, Commonwealth Financial Group, Inc. ("Distributor"), 38 Cohasset Lane, Cherry Hill, New Jersey 08003, 856-751-5220. PFM Asset Management, LLC ("Adviser")


                                TABLE OF CONTENTS

                                                                            PAGE
INVESTMENT POLICIES                                                            2

INVESTMENT RESTRICTIONS                                                        2

DIRECTORS AND OFFICERS                                                         3

ADDITIONAL INFORMATION ABOUT INVESTMENT ADVISORY ARRANGEMENTS                  6

DISTRIBUTION ARRANGEMENTS                                                      7

YIELD INFORMATION                                                              8

VALUATION                                                                      9

GENERAL INFORMATION                                                            9


      The date of this Statement of Additional Information is May 9, 2003.

INVESTMENT POLICIES

The following information supplements the discussion of investment objectives and policies of the Fund found under "Investment Objective and Policies" in the Prospectus.

INVESTMENT COMPANY SECURITIES


The Fund may  invest  in the  securities  of other  money  market  mutual  funds
("investment companies") as described in the Prospectus within the limits prescribed by the Investment Company Act of 1940 ("1940 Act). These limitations currently provide, in part, that the Fund may not purchase shares of an investment company if (i) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; or (ii) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company; or (iii) more than 10% of the Fund's total assets were to be invested in the aggregate in all investment companies. As a shareholder in a mutual fund, the Fund would bear its pro rata portion of the investment company's investment expenses, including advisory fees, in addition to its own expenses.


TURNOVER AND PORTFOLIO TRANSACTIONS

In general, the Fund will purchase instruments with the expectation of holding them to maturity. However, the Fund may to some degree engage in trading to attempt to take advantage of short-term market variations. The Fund may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Fund will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not affect the Net Asset Value or income, as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Fund invests.

The Fund will seek to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases will be made directly from the issuers or underwriters, or dealers or banks that specialize in the types of instruments purchased by the Fund. Purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. If the execution and price offered by more than one dealer are comparable, PFM Asset Management may allocate the order to a dealer that has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Fund enables PFM Asset Management to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Fund may be combined with those of other investment companies or accounts that PFM Asset Management manages in the interest of the most favorable net results for all. When PFM Asset Management determines that a particular security or instrument should be bought or sold for the Fund and other accounts managed by PFM Asset Management, PFM Asset Management undertakes to allocate those transactions among the participants equitably, usually on the basis of the sizes of the participating accounts.

INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions set forth below. Unless otherwise expressly noted, each investment restriction is a fundamental policy of the Fund and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. As defined in the 1940 Act, a majority of the outstanding voting securities means the lesser of
(a) 67 percent of the shares of the Fund at a meeting where the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Fund.

(1) The Fund may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate.


(2) The Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).


(3) The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of its total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

(4) Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements.

(5) The Fund may not invest for the purpose of exercising control or management of other issuers.

(6) The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin.

(7) The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities. Also, it may not invest in restricted securities. Restricted securities are securities that cannot be freely sold for legal reasons.

(8) The Fund can only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. The Fund will not borrow to increase its income but only to meet redemptions. The Fund will not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9) The Fund may not purchase securities of any other investment company if (i) the Fund and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company or
(ii) more than 10% of the Fund's total assets would then be invested in investment companies.

(10) The Fund may not issue senior securities or senior shares as defined in the Investment Company Act of 1940, provided that the Fund may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

It is the position of the Securities and Exchange Commission (and an operating, although not a fundamental policy of the Fund) that money market funds such as the Fund not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments which are not readily marketable. The fund does not expect to own any investment that is not readily marketable. It should be noted that, should the Fund enter into repurchase agreements maturing in more than seven days up to the full amount permitted by restriction (4) above, it would not be able to make any of the other investments discussed in this paragraph. If the 10% limitation on investing in illiquid securities is adhered to at the time of investment, but later increased beyond 10% resulting from a change in values of net Fund assets, the Fund shall then bring the percentage of illiquid investing back into conformity as soon as practicably possible.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values of net Fund assets will not be considered a violation of the above percentage investment restrictions, with the exception of the restriction on borrowing, (8) above; but the Fund shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increased beyond 20% but no more than 33% resulting from a change in values of net Fund assets, it will not be considered a violation of the Fund's limitation on borrowing; nevertheless, the Fund shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Fund's total assets resulting from a change in values of net Fund assets at any time, the Fund shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

DIRECTORS AND OFFICERS

The Corporation's Board of Directors ("Board") is responsible for the overall supervision of the Fund and the Corporation. Each member of the Board was elected by the Corporation's shareholders. Under the Corporation's Amended and Restated Bylaws, each member of the Board will hold office until his successor is elected and qualified or until his earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members until the next shareholders' meeting. Day to day conduct of the affairs of the Fund and the Corporation are the responsibility of the Corporation's officers.


OFFICERS AND AFFILIATED DIRECTORS. The following table sets forth certain information about the Corporation's Officers, as well as those members of the Board who are affiliated with the Adviser or Distributor and are therefore "interested persons" of the Fund as that term is defined in the 1940 Act. As indicated in the table, each of the directors listed below has oversight responsibility for each of the Corporation's two investment portfolios.

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN       OTHER
                                POSITION(S)                                                   COMPLEX      DIRECTORSHIPS
                                HELD WITH      SERVED  PRINCIPAL OCCUPATION(S) DURING       OVERSEEN BY       HELD BY
NAME, ADDRESS AND AGE           CORPORATION    SINCE            PAST 5 YEARS                  DIRECTOR        DIRECTOR
---------------------           -----------    ------  ------------------------------      --------------  -------------
Jeffrey A. Laine                Director,      1986    President, Commonwealth Financial          2               0
38 Cohasset Lane                President              Group, Inc., (the Fund's
Cherry Hill, NJ 08003           & Treasurer            Distributor) 1994-present;
Age: 45                                                President, Laine Financial Group,
                                                       Inc., (an investment advisory
                                                       firm) 1992-present;

Martin Margolis                 Director,      1996    President, PFM Asset Management            2               0
One Keystone Plaza              Vice                   LLC, (2001 to Present); Managing
Suite 300                       President              Director, PFM Asset Management
North Front & Market Streets                           LLC (2003); Managing Director
Harrisburg, PA 17101-2044                              Public  Financial Management,
Age: 58                                                Inc. and PFM Asset Management,
                                                       1986-present.

Arthur E. Anderson II           Secretary      1994    For more than the last five years,         N/A             N/A
One James Center                                       Mr. Anderson has been a partner of
901 E. Cary St.                                        the law firm of McGuireWoods LLP.
Richmond, VA 23219
Age: 44


The Corporation does not pay fees to those directors who are "interested persons" or to any of the Corporation's officers. No officer of the Corporation received any remuneration as an officer or employee of the Corporation during the Corporation's fiscal year ended March 31, 2002, nor does the Corporation intend to pay any remuneration to any officer during the current fiscal year. McGuire Woods LLP, the law firm of Arthur E. Anderson II, the Fund's Secretary, received an aggregate of $13,800 in payment for legal services during the Corporation's last fiscal year. The Distributor, of which Mr. Laine, the Corporation's President, is the president and sole shareholder, received an aggregate of $22,610 of which $11,610 were reimbursements of actual expenses and the remainder was compensation during the Corporation's last fiscal year for serving as the Corporation's Distributor on behalf of the Commonwealth Cash Reserve Fund, the corporation's other portfolio.


INDEPENDENT DIRECTORS. The following table sets forth certain information about those members of the Board who are not "interested persons" of the Corporation as that term is defined in the 1940 Act ("Independent Directors"). As indicated in the table, each of the directors listed below has oversight responsibility for each of the Corporation's two investment portfolios.

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN       OTHER
                                POSITION(S)                                                   COMPLEX      DIRECTORSHIPS
                                HELD WITH      SERVED  PRINCIPAL OCCUPATION(S) DURING       OVERSEEN BY       HELD BY
NAME, ADDRESS AND AGE           CORPORATION    SINCE            PAST 5 YEARS                  DIRECTOR        DIRECTOR
---------------------           -----------    ------  ------------------------------      --------------  -------------
Giles Dodd                      Director       1996    Director of Finance, City of               2               0
921 Lindsley Drive                                     Greenville, South Carolina,
Virginia Beach, VA 23454                               1993-1996; Retired Director of
Age: 76                                                Finance Asst. City Manager, City
                                                       of Virginia Beach; Member
                                                       International City Management
                                                       Association; Government Finance
                                                       Officers Association; Past
                                                       President Virginia Government
                                                       Finance Officers Association.

Robert J. Fagg, Jr.             Director       1986    Retired Director of the Annual             2               0
1605 Westcastle Drive                                  Giving Program, Virginia
Richmond, VA 23233                                     Commonwealth University,
Age: 63                                                1981-1998, Development Officer,
                                                       1974-1981.

Robert R. Sedivy                Director       1996    Vice President-Finance and                 2               0
3804 Wellesley                                         Treasurer, Collegiate School,
Terrace Circle                                         Richmond, Virginia, 1988-present;
Richmond, VA 23233                                     Past President Virginia
Age: 57                                                Association of Independent
                                                       Schools, Financial Officers Group.


Each of the Independent Directors receives from the Corporation an annual retainer of $1,000 plus $250 per meeting attended. For the fiscal year ended March 31, 2002, such fees totaled $5,750; amounts received by each Independent Director are set forth under the heading "Compensation Arrangements." The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director.

ADVISORY BOARD. The Board has appointed an Advisory Board to provide consultation and advice to the Corporation from time to time. Members of the Advisory Board receive no compensation from the Corporation. The following table sets forth certain information about those individuals serving on the Advisory Board as of December 31, 2002.


                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN       OTHER
                                POSITION(S)                                                   COMPLEX      DIRECTORSHIPS
                                HELD WITH      SERVED  PRINCIPAL OCCUPATION(S) DURING       OVERSEEN BY       HELD BY
NAME, ADDRESS AND AGE           CORPORATION    SINCE            PAST 5 YEARS                  DIRECTOR        DIRECTOR
---------------------           -----------    ------  ------------------------------      --------------  -------------
Larry W. Davenport              Advisory       1995    Director of Finance, Southeastern          2               0
1944 Ravencroft Lane            Board                  Public Service Authority,
Virginia Beach, VA 23454        Member                 Virginia, 1998-present; Financial
Age: 56                                                Analyst, City of Virginia Beach,
                                                       Virginia, 1998-present.

Dennis W. Kerns                 Advisory       1996    Director of Finance, King George           2               0
11800 Marquis Terrace           Board                  County, 2001-Present; Director of
Richmond, VA 23233              Member                 Finance, Culpepper County,
Age: 66                                                1997-2001; Member of the
                                                       Government Finance Officers
                                                       Association; Past President of the
                                                       Virginia Government Finance
                                                       Officers Association.

Christopher Martino             Advisory       1996    Director of Finance, Prince                2               0
1 County Complex Ct.            Board                  William County, Virginia, February
Prince William, VA 22192        Member                 1996-present; Certified Public
Age: 46                                                Accountant, Member of the
                                                       Government Finance Officers
                                                       Association.

                                       5

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN       OTHER
                                POSITION(S)                                                   COMPLEX      DIRECTORSHIPS
                                HELD WITH      SERVED  PRINCIPAL OCCUPATION(S) DURING       OVERSEEN BY       HELD BY
NAME, ADDRESS AND AGE           CORPORATION    SINCE            PAST 5 YEARS                  DIRECTOR        DIRECTOR
---------------------           -----------    ------  ------------------------------      --------------  -------------

Roger W. Mitchell, Jr.          Advisory       1994    Director of Finance/Treasurer,             2               0
9461 Jamesons Mill Rd.          Board                  Town of Culpepper, Virginia,
Culpepper, VA 22701             Member                 1991-present; Member of the
Age: 41                                                Virginia Treasurers Association;
                                                       Member of the Virginia
                                                       Government Finance Officers
                                                       Association; Member of
                                                       Virginia Local Government
                                                       Auditors Association.

Clarence A. Robinson            Advisory       1998    Director of Fiscal Affairs, City           2               0
1401 Prince Edward St.          Board                  of Fredericksburg, 1986-present.
Fredericksburg, VA 22401        Member
Age: 54

COMPENSATION  ARRANGEMENTS.  As  noted  above,  members  of the  Advisory  Board received no compensation from the Corporation. The table below shows compensation paid by the Corporation, for the fiscal year ended March 31, 2002, to the members of the Board and the Corporation's officers. The Corporation does not pay retirement or pension benefits to any of its officers or directors.


     NAME AND POSITION               AGGREGATE COMPENSATION   TOTAL COMPENSATION
     -----------------               ----------------------   ------------------
                                        FROM CORPORATION       FROM CORPORATION
                                        ----------------       ----------------
     Giles Dodd
     Director                               $2,000                  $2,000

     Robert J. Fagg
     Director                                2,000                   2,000

     Jeffrey A. Laine
     Director, President and                   -0-                     -0-
     Treasurer

     Martin Margolis
     Director and Vice President               -0-                     -0-

     Robert Sedivy
     Director                                1,750                   1,750

     Arthur E. Anderson
     Secretary                                 -0-                     -0-


     Total                                  $5,750                  $5,750

DIRECTOR OWNERSHIP OF SECURITIES OF THE CORPORATION. The table below sets forth information about each Director's beneficial ownership interest in shares of the Corporation as of December 31, 2002.(1)

                                                    AGGREGATE DOLLAR
                                                     RANGE OF EQUITY
                             DOLLAR RANGE OF        SECURITIES IN ALL
                           EQUITY SECURITIES IN     FUNDS OVERSEEN BY
                                 THE FUND               DIRECTOR

INTERESTED DIRECTORS

     Jeffrey A. Laine              none                   none

     Martin Margolis               none                   none

INDEPENDENT DIRECTORS

     Giles Dodd                    none                   none

     Robert J. Fagg, Jr.           none                   none

     Robert R. Sedivy              none                   none

ADDITIONAL INFORMATION ABOUT MANAGEMENT

ADDITIONAL INFORMATION ABOUT INVESTMENT ADVISORY ARRANGEMENTS


The Advisory Agreement with PFM Asset Management LLC was approved by the Board of Directors, including a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" as defined in the Investment Company Act of 1940 ("Independent Directors"), at a meeting of the Board of Directors held on April 30, 2003. In approving the Advisory Agreement, the Board considered a number of factors, including the nature and quality of the advisory services to be rendered to the Fund under the Advisory Agreement. In particular, the Board considered the fact that, PFM Asset Management, or its predecessor, has provided advisory services to the Commonwealth Cash Reserve Fund, another money market portfolio of the Corporation, since March 30, 1994. The Board also considered the performance achieved for the Commonwealth Cash Reserve Fund by such portfolio managers and the ability of the Adviser to respond effectively to the exclusively institutional shareholders base expected to be served by the Fund. The Board also considered the experience and qualifications of the Adviser's personnel, including both the individual portfolio managers and those officers of the Adviser who would be responsible for the day-to-day operation of the Fund. The Board also considered the rate at which the Fund's advisory fee is calculated under the Advisory Agreement and the fact that the Adviser undertook, pursuant to the terms of a separate agreement, to waive its advisory fee and/or reimburse the expenses of the Portfolio for a period of 12 months from the date on which the Federal Portfolio commences its operations to the extent necessary to maintain the Federal Portfolio's ordinary operating expenses (including expenses associated with the Distribution Plan described below but excluding extraordinary expenses and costs associated with effecting securities transactions) at .15%. The Board also considered the collateral benefits that will accrue to the Adviser as a result of its relationship to the Fund, with particular reference to the ability of the Adviser to make an additional money-market fund available to its institutional clients.


The Advisory Agreement will continue in effect, unless sooner terminated in accordance with its terms, for two years. Thereafter, such agreement will continue in effect from year to year if approved annually (i) by the Board or by a majority of the shares outstanding and entitled to vote and (ii) by a majority of the Independent Directors. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the Investment Company Act of 1940) and may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. The Advisory Agreement may be terminated by the Corporation at any time without penalty, provided that such termination by the Fund shall be directed or approved by the Board or by the holders of a majority of its shares at the time outstanding and entitled to vote.

The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM Asset Management is not liable for any error of judgment, mistake of law or loss in connection with PFM Asset Management's performance of the Advisory Agreement and permits PFM Asset Management to act as an investment adviser for any other organization, firm, corporation or person.

Under the Advisory Agreement, fees will be payable to PFM Asset Management at an annual rate of 0.12% of the first $200 million of average daily net assets; 0.10% of such assets over $200 million up to $400 million; 0.09% of such assets over $400 million up to $600 million, and 0.08% of such assets over $600 million.

ADDITIONAL INFORMATION ABOUT THE ADMINISTRATION AGREEMENT

In addition to the provisions of the Administration Agreement (the "Administration Agreement") between PFM Asset Management and the Corporation described in the Prospectus, the Administration Agreement contains the provisions described below.

As part of its duties under the Administration  Agreement,  PFM Asset Management
(i) maintains the books and records (other than financial books and records) of the Corporation; oversees its insurance relationships; prepares all required tax returns, proxy statements, reports to its shareholders and Directors, and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (ii) prepares such applications and reports as may be necessary to register or maintain the Corporation's registration and/or registration of its shares under the securities or "Blue Sky" laws of the
Commonwealth of Virginia and other states where shares may be sold; (iii) responds to all inquiries or other communications of shareholders and broker-dealers, if any; and (iv) oversees all relationships between the Corporation and its custodian and accountants, including the negotiation of agreements in relation thereto and the supervision of the performance of such agreements and oversees all administrative matters which are necessary or desirable in connection with the issue or redemption of shares issued by the Corporation.

The Administration Agreement became effective with the inception of the Fund after it was initially approved by the Fund's Board on April 30, 2003. For its services under the Administration Agreement, PFM Asset Management is entitled to receive an annual fee of 0.05% of average daily net assets of the Fund. The Administration Agreement will remain in effect, unless earlier terminated, from year to year if approved annually by the Directors, including a majority of the Independent Directors. The Administration Agreement may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Fund. It may be terminated by the Fund at any time without penalty upon 60 days' written notice to PFM Asset Management, provided that such termination by the Fund shall be directed or approved by the vote of a majority of its Directors, including a majority of the Independent Directors.

DISTRIBUTION ARRANGEMENTS


Pursuant to a plan of distribution (the "Distribution Plan"), the Federal Portfolio is permitted to bear certain expenses in connection with the distribution of its shares. Under the Distribution Plan, which is designed to comply with the requirements of Rule 12b-1 under the 1940 Act, the Fund is authorized to pay (i) all fees and expenses relating to the qualification of the Fund and/or its shares under the securities or state "Blue Sky" laws of The Commonwealth of Virginia and any other states in which the Fund may sell shares;
(ii) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (iii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; and (iv) all fees and costs incurred in conjunction with any activity reasonably determined by the Board to be primarily intended and reasonably calculated to result in the sale of shares of the Fund.


The Distribution Plan further authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares, in an amount not to exceed .25% of the Fund's average daily net asset value in any year. The Distribution Plan does not authorize reimbursement of expenses incurred by the Distributor or others assisting in the distribution of Fund shares in one fiscal year from amounts available to the Fund under such plan in subsequent fiscal years. Therefore, if expenses of distribution incurred by the Distributor and others in any fiscal year exceed .25% of the average daily net asset value of the Fund for such fiscal year, the amount of such excess expenses will not be reimbursed by the Fund. Further, payments or reimbursement made under the Distribution Plan may be made only as determined from time to time by the Board. Expenses for which the Distributor may seek reimbursement include advertising and direct mail expenses, costs of printing and mailing prospectuses and sales literature to prospective investors, payments to third parties who sell shares of the Fund and compensation of brokers, dealers and other intermediaries, general administrative overhead of the Distributor (including payment of compensation to sales personnel involved in the sale of Fund shares), administrative support allocable to efforts to sell Fund shares, sales promotion expenses and shareholder servicing expenses (trail commissions) and any other costs of effectuating the Distribution Plan. The Distribution Plan also authorizes the Fund to make direct payments to registered broker-dealers and other persons, including banks, who assist the Fund in distributing or promoting the sale of Fund shares or who enter into shareholder processing and service agreements pursuant to which services directly resulting in the sale of Fund shares are provided.


At a meeting of the Board held on April 30, 2003 called for the purpose of voting on the Distribution Plan, the Distribution Plan was approved by the Board and by each of those directors (the "Qualified Directors") who are not "interested persons" of the Corporation as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan. The Distribution plan was approved by the initial shareholder of the Federal Portfolio on May 5,, 2003.


Unless terminated as indicated below, the Distribution Plan shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Board and of the Qualified Directors. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding shares of the Fund. The Distribution Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be made by the Board including the Qualified Directors. The Distribution Plan will terminate automatically in the event of its assignment (as defined in the Investment Company Act of 1940) and may be terminated by the Fund on 14 days' written notice to the Distributor and by the Distributor on 60 days' written notice to the Fund.


As stated in the Prospectus, shares of the Fund are offered on a continuous basis through the Distributor pursuant to an agreement ("Distribution Agreement") between the Corporation and the Distributor. The Distribution Agreement was approved with respect to the Federal Portfolio by the
Corporation's Board at its meeting on April 30, 2003 and by the initial shareholder of the Fund on May 5, , 2003. Under the Distribution Agreement, the Federal Portfolio will pay all expenses of the offering of its shares, including but not limited to, the following: (i) the registration of its shares under federal and state securities laws, (ii) the preparation, printing and distribution of prospectuses, statements of additional information, proxy statements, notices and reports and actions required by federal and state securities laws, (iii) the preparation, printing and distribution of advertising and sales literature for use in the offering of its shares and the printing and distribution of reports to shareholders used as sales literature, and (iv) the issuance of the Fund's shares (including any stock issue and transfer tax).


As compensation for its activities under the Distribution Agreement for the Fund and for its activities as Distributor to the Commonwealth Cash Reserve Fund, the Distributor receives a monthly asset-based fee at an annual rate calculated in accordance with the following schedule:

     Monthly Average of Daily Net Assets           Asset Based Fee (Annual Rate)
     -----------------------------------           -----------------------------
          Under $100mm                                       $12,000
          Between $100mm-$200mm                              $18,000
          Between $200mm-$300mm                              $24,000
          Between $300mm-$400mm                              $30,000
          Between $400mm-$500mm                              $36,000
          Between $500mm-$600mm                              $42,000
          Over $600mm                                        $48,000


For purposes of computing the asset-based fee, the assets of the Fund are combined with the assets of the Commonwealth Cash Reserve Fund. Expenses associated with the Distribution Agreement will be allocated between the Corporation's investment portfolios on a pro-rata basis, subject to the review of the Board at each of its quarterly meetings. . The asset-based fee is in addition to any expense reimbursement received by the Distributor pursuant to the Distribution Plan. Under the Distribution Agreement, the Distributor pays from its own resources (or will enter into arrangements providing that persons other than the Distributor or the Fund shall pay) or promptly reimburse the Fund for all other expenses in connection with its offering for sale and the sale of the Fund's shares which are not allocated to the Fund under the Distribution Agreement. As indicated in the prospectus, the Distributor has voluntarily agreed to waive a portion of the fees to which it would otherwise be entitled under the Distribution Agreement.


YIELD INFORMATION
There are two methods by which the Fund's yield for a specified period of time is calculated. The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The Net Asset Value of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period. However, capital changes, if any, are excluded from the calculation (i.e., realized gains and losses from the sale or redemption of securities or instruments and unrealized appreciation and depreciation). So that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as the capital changes in question may affect the dividends declared. See "Dividend and Tax Information" in the Prospectus. Instead, the dividends used in the yield calculation will be those that would have been declared if the capital changes had not affected the dividends.

This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00, as discussed above), and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period. The result is the "current yield". Normally, a seven-day period will be used in determining yields (both the current yield and the effective yield discussed below) in published or mailed communications.

The second method results in an amount referred to as the compounded "effective yield". This represents an annualization of the current yield with dividends reinvested daily. The effective yield for a seven day period would be computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, the computation to be made to the nearest 1/100 of 1 percent.

Since the calculations of both kinds of yields do not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities or instruments, which may have an effect on dividends, the dividends declared during a period may not be the same on an annualized basis as either kind of calculated yield for that period.

The Fund's performance, or the performance of securities in which it invests, may be compared to:

o IBC/Donoghue's Money Fund Average, which are average yields of various types of money market funds that include the effect of compounding distributions and are reported in IBC/Donoghue's Money Fund Report; the average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas;

o other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report, The Wall Street Journal, Barron's, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets, a financial information network;

o yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by Telerate, a financial information network, by Bloomberg Financial Markets or by broker-dealers;

o yields on investment pools that operate in a manner consistent with the SEC's Rule 2a-7 of the 1940 Act;

o    and to other  fixed-income  investments  such as  Certificates  of  Deposit
     (CDs).

Yield information may be useful to investors in reviewing the Fund's performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. The Fund's yield is not guaranteed. It may fluctuate slightly on a daily basis. The yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares and, therefore, it cannot be compared to yields on direct investment alternatives which often provide a guaranteed fixed yield for a stated period of time. However, some of such alternative investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, which may earn less than the balance above the minimum, in order to earn the stated yield, or may require relatively large single investments to get comparable yields at all, none of which is the case with the Fund. All of the Fund's shares earn dividends at the same rate.

VALUATION
As noted in the Prospectus, the Fund values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board has established procedures (the "Procedures") designed to monitor the difference, if any between the Fund's Net Asset Value per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Fund's portfolio were "marked to market" i.e. price based on available market quotations. "Available market quotations" may include actual market quotations (valued at the mean between the bid and ask prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the "mark to market" net asset value per share and the net asset value per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to investors or shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.

GENERAL INFORMATION

FURTHER INFORMATION ABOUT PURCHASES AND REDEMPTIONS

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining investors to redeem shares wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in kind of investments from the portfolio of the Fund, in lieu of cash and in conformity with the applicable rules of the Securities and Exchange Commission. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Net Asset Value of the Fund during any 90 day period for any one Investor. Should redemptions by an Investor exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming investors might incur brokerage costs in converting the assets into cash. The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under "Net Asset Value" in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Fund considers the prospect highly remote for redeeming shares in the Fund using the "in-kind" provision.

The right of redemption may be suspended or the date of payment may be postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation;
(ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists making disposal of portfolio securities or instruments or determination of the net assets of the Fund not reasonably practical; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment of redemption proceeds relating to shares purchased by check within 15 days of the date on which the redemption request was received may be delayed by the Fund until a determination is made that the check given in purchase has cleared, which may be up to fifteen days.

FINANCIAL STATEMENTS

Because the Fund has not yet begun operations, it has no financial statements.

                       This page intentionally left blank.

CCRF[LOGO]FEDERAL PORTFOLIO

INVESTMENT ADVISER
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

DISTRIBUTOR
Commonwealth Financial Group, Inc.
38 Cohasset Lane
Cherry Hill, New Jersey 08003

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

ADMINISTRATOR AND TRANSFER AGENT
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

COUNSEL
McGuire Woods LLP
One James Center
901 E. Cary Street
Richmond, Virginia 23219

PART C
OTHER INFORMATION

Item 23.  Exhibits

     (a)  Articles of Incorporation.

          (i)  Articles of Incorporation are incorporated herein by reference to
          Exhibit  (1)  of  Registrant's   Registration   Statement  filed  with
          Registrant's Post-Effective Amendment No. 13 on July 30, 1996.

          (ii) Amendment to Articles of Incorporation  effective May 31, 1989 is
          incorporated   by   reference  to  Exhibit   (1)(b)  of   Registrant's
          Post-Effective Amendment No. 13 filed on July 30, 1996.

          (iii)Amendment and Restated  Articles of Incorporation  effective July
          31,  2002  are   incorporated   by  reference  to  Exhibit  (a)(3)  of
          Registrant's Post-Effective Amendment No. 24 filed on July 29, 2002.

     (b)  By-laws. Amended and Restated Bylaws of the Registrant is incorporated
          by  reference  to  Exhibit  (b)(2)  of   Registrant's   Post-Effective
          Amendment No. 13 filed on July 30, 1996.

     (c)  Instruments Defining Rights of Security Holders.

From ARTICLE III of Registrant's Articles of Incorporation:

     ...

     (b) Shares of each class of shares of capital stock of the Corporation shall have the rights and preferences set forth below:

          (i) Assets Held with Respect to Classes. All consideration received by the Corporation for the issue or sale of shares of any class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be (hereinafter "assets held with respect to" such class) shall irrevocably be held with respect to that class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Corporation. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets with respect to any particular class (collectively, "General Assets"), such assets shall be allocated among the then outstanding classes based on the relative net asset value of each such class or on such other basis as may be determined by the Board of Directors, in its sole discretion, to be fair and equitable, provided that such method is consistent with the Investment Company Act of 1940 and the rules and regulations promulgated thereunder. Any such allocation by the

          Board  of  Directors   shall  be  conclusive   and  binding  upon  the
          shareholders of all classes for all purposes.

          (ii) Liabilities  Held  with  Respect  to  a  Particular   Class.  All
          expenses, costs, charges and reserves ("liabilities") of the Corporation that are readily identifiable as being attributable to any particular class or classes (hereinafter "liabilities held with respect to" a class) shall be charged against the assets held with respect to that class and shall be allocated and charged by the Corporation to, between or among any one or more of such classes and so recorded upon the books of account of the Corporation, provided that the foregoing shall not limit the ability of the Board of
          Directors to fix, in whole or in part, the preferences, limitations and relative rights of any series within a class in accordance with
          Article II of these Articles of Incorporation. In fixing such rights and preferences, the Board of Directors may allocate to a particular series within a single class expenses that are not allocated to other series with such class. In the event that there are any liabilities of the Corporation that are not readily identifiable as being held with respect to any particular class or classes ("General Liabilities"), such liabilities shall be allocated among the then outstanding classes based on the relative net asset value of each such class or on such other basis as may be determined by the Board of Directors, in its sole discretion, to be fair and equitable, provided that such method is consistent with the Investment Company Act of 1940 and the rules and regulations promulgated thereunder. Any such allocation by the Board of Directors shall be conclusive and binding upon the shareholders of all classes for all purposes.

          (iii)Voting. With respect to any matter submitted to the stockholders of the Corporation, holders of all classes (and all series, if any, within each class) that are affected by such matter shall vote, one vote per share, in the aggregate and without differentiation. Notwithstanding the foregoing, to the extent that the Investment Company Act of 1940 or rules promulgated thereunder provide that a matter shall not be deemed to have been effectively acted upon with respect to any affected class or series unless approved by the holders such class or series, the holders of each class and/or series, as the case may be, shall vote separately, one vote per share, on such matter, provided that holders of any class or series within a class that is not affected by a matter shall not be entitled to vote with respect to such matter.

          (iv) Equality. All shares of each particular class shall have preferences, limitations and relative rights identical to those of other shares of the same class and all such shares shall represent an equal proportionate interest in the assets held with respect to such class, except (a) to the extent that the Board of Directors shall have established two or more separate series within any such class and shall have established differing relative rights for such series in accordance with Article II of these Articles of Incorporation; and (b) except as set forth in Section (b)(iii) of this Article III. All shares of a series shall have preferences, limitations and relative rights identical to those of other shares of the same series and, except to the extent otherwise provided in the description of the series (and except as set forth in Section (b)(iii) of this Article
          III) with those of shares of other series of the same class. Any fractional share of any class (or any series within any class) shall carry proportionately all of the rights and obligations of a whole share of such class or series, including rights with respect to voting, receipt of dividends and distributions, redemption of shares and termination of the Corporation.

          (v) Dividends and Distributions. No dividend or distribution (including without limitation, any distribution paid upon termination of the Corporation or of any class of shares of the Corporation) nor any redemption or repurchase of shares of any class shall be effected by the Corporation other than from the assets held with respect to such class and, in the case of shares of a particular series within a class, only in accordance with the relative rights and preferences established by the Board of Directors for any such series in accordance with Article II hereof. No shareholder of any class shall have any right or claim against the assets held with respect to any other class except to the extent that such shareholder has such a right or claim hereunder as a shareholder of such other class or pursuant to any right of indemnification afforded to the Corporation's officers or directors under the Corporation's bylaws and/or under Virginia corporate law.

     (d) Form of Investment Advisory Contracts. Investment Advisory Agreement between the Registrant and PFM Asset Management, LLC, dated July 31, 2002, amended as of April 30, 2003. (Filed Herewith)

     (e) Form of Underwriting Contracts. Distribution Agreement between the Registrant and Commonwealth Financial Group, Inc., dated June 13, 1994, amended as of April 30, 2003. (Filed Herewith)

     (f)  Bonus or Profit Sharing Contracts. Not Applicable.

     (g)  Custodian Agreements.

          (i) Custody Agreement between the Registrant and State Street Bank & Trust Company (formerly Wachovia Bank), dated March 15, 1994, is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 16, filed on July 31, 1997.

     (h)  Other Material Contracts.

          (i) Form of Administration Agreement between the Registrant and PFM Asset Management, LLC, dated July 31, 2002, amended as of April 30, 2003. (Filed Herewith)

          (ii) Form of Transfer Agency Agreement between the Registrant and PFM Asset Management, LLC, dated July 31. 2002, amended as of April 30, 2003. (Filed Herewith)

          (iii) Form of Operating Expenses Limitation Agreement between the Registrant and PFM Asset Management, LLC, dated April 30, 2003. (Filed Herewith)

     (i) Legal Opinion. Legal Opinion dated July 29, 1999 is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment filed on August 1, 1999.

     (j)  Other Opinions. Not Applicable.

     (k)  Omitted Financial  Statements.  Financial statements omitted from Item
          22. Not Applicable.

     (l)  Initial Capital Agreements. Not Applicable.

     (m)  Rule 12-b-1 Plan.

          (i)  Distribution  Plan under Rule 12b-1 adopted by the  Registrant is
          incorporated   by   reference   to   Exhibit   (1)   of   Registrant's
          Post-Effective Amendment No. 19 filed on August 1, 1999.

          (ii) Form of Amendment to Distribution Plan under Rule 12b-1, effective as of April 30, 2003. (Filed Herewith)

     (n)  Rule 18f-3 Plan. Not Applicable.

     (o)  Reserved.

     (p)  Code of Ethics. Not Applicable to money market funds.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25. Indemnification. Reference is made to Article IV Section 4.10 of Registrant's Amended and Restated By-Laws, incorporated by reference to Exhibit
(b)(2) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

Item 26.  Business and other Connections of Investment Advisor.

     (a)  None.

     (b) Information regarding the business and other connections of PFM Asset Management, LLC is incorporated by reference to Part II (Item 6 - 9 and 13) of PFM Asset Management, LLC's Form ADV, File No. 801-60449 which has been filed with the Securities and Exchange Commission.

Item 27.  Principal Underwriters.

     (a) Commonwealth Financial Group, Inc. is the Distributor for the Registrant's securities. Commonwealth Financial Group, Inc. does not serve as principal underwriter, depositor or investment advisor for any other investment company.

     (b) The table below sets forth certain information as to the Distributor's directors and officers:

                                Positions and
     Name and Principal         Positions and Offices       Offices with
     Business Address           with the Distributor        the Registrant

     Jeffrey A. Laine           President, Director and     President, Treasurer
     38 Cohasset Lane           Sole Shareholder            and Director
     Cherry Hill, NJ  08003

Item 28.  Location of Accounts and Books.

     (a) PFM Asset Management, LLC (records relating to its functions as investment adviser, administrator and transfer agent).

     (b) McGuire Woods LLP (Registrant's Articles of Incorporation, Bylaws and corporate records).

     (c) Commonwealth Financial Group, Inc. (records relating to its functions as distributor).

     (d) State Street Bank & Trust Company (records relating to its function as custodian).

Item 29. Management Services. Other than as set forth under the captions "Management" in the Prospectus and "Additional Information as to Management Arrangements" in the Additional Statement constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Cherry Hill, and the State of New Jersey the 30th day of April 2003.


                                        COMMONWEALTH CASH RESERVE FUND, INC.
                                        (Registrant)


                                        By /s/ Jeffrey Laine
                                          -----------------------------
                                          Jeffrey Laine, President
                                          (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                        Title                           Date

/s/ Jeffrey Laine               Director, President               April 30, 2003
-------------------------       and Principal Financial
Jeffrey Laine                   Officer


/s/ Martin Margolis             Director and                      April 30, 2003
-------------------------       Vice President
Martin Margolis


/s/ Robert J. Fagg, Jr.         Director                          April 30, 2003
-------------------------
Robert J. Fagg, Jr.


/s/ Giles Dodd                  Director                          April 30, 2003
-------------------------
Giles Dodd


/s/ Robert R. Sedivy            Director                          April 30, 2003
-------------------------
Robert R. Sedivy

                                    EXHIBITS

                                       to

                         Post-Effective Amendment No. 25

                                       on

                                    FORM N-1A

                             Registration Statement

                                      Under

                       The Investment Company Act of 1940

                                       and

                           The Securities Act of 1933

                         ------------------------------

                      COMMONWEALTH CASH RESERVE FUND, INC.

           ----------------------------------------------------------

           ----------------------------------------------------------

                      COMMONWEALTH CASH RESERVE FUND, INC.

              Index to Exhibits to Post-Effective Amendment No. 25
                       to Form N-1A Registration Statement

(1)  Form of Investment Advisory Agreement

(2)  Form of Amended Underwriting Contract

(3)  Form of Amended Administration Agreement

(4)  Form of Amended Transfer Agency Agreement

(5)  Form of Operating Expenses Limitation Agreement

(6)  Form of Amended Rule 12b-1 Plan of Distribution